Financial Instruments - Finance Income and Costs by Category of Financial Instruments (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Interest income (expense)	₩ (266,623)	₩ (403,327)	₩ (404,038)
Gain and loss on valuation	(129,765)	92,493	13,019
Gain and loss on foreign currency	228,769	(35,489)	(204,102)
Gain and loss on disposal	(63,803)	(66,022)	10,690
Others	16,517	42,425	45,985
Total	(214,905)	(369,920)	(538,446)
Other comprehensive income (loss)	(77,958)	(10,631)	(149,400)
Derivative financial liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Gain and loss on valuation	(170,155)	(7,494)	8,592
Gain and loss on disposal	(376,823)	(217,072)	(194,446)
Total	(546,978)	(224,566)	(185,854)
Other comprehensive income (loss)	(331)	(90)	(212)
Financial liabilities measured at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Interest income (expense)	(638,797)	(755,711)	(741,296)
Gain and loss on foreign currency	450,984	(330,808)	(438,708)
Gain and loss on disposal		(2,432)
Others	(16,010)	(24,988)	(16,990)
Total	(203,823)	(1,113,939)	(1,196,994)
Financial assets at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Interest income (expense)	165,160	142,873	140,116
Gain and loss on valuation	(15,883)	(23,551)	(43,293)
Gain and loss on disposal	9,979	5,556	11,919
Others	329	630	3,644
Total	159,585	125,508	112,386
Derivative financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Gain and loss on valuation	56,273	123,538	47,720
Gain and loss on disposal	318,820	184,861	233,187
Total	375,093	308,399	280,907
Fair value through other comprehensive income [Member]
Disclosure of detailed information about financial instruments [line items]
Others	38,019	74,825	59,701
Total	38,019	74,825	59,701
Other comprehensive income (loss)	(77,627)	(10,541)	(149,188)
Amortized cost [Member]
Disclosure of detailed information about financial instruments [line items]
Interest income (expense)	207,014	209,511	197,142
Gain and loss on foreign currency	(222,215)	295,319	234,606
Gain and loss on disposal	(15,779)	(36,935)	(39,970)
Others	(5,821)	(8,042)	(370)
Total	₩ (36,801)	₩ 459,853	₩ 391,408